Annual Total Returns - Fidelity® Blue Chip Value Fund [BarChart] - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-07 - Fidelity® Blue Chip Value Fund - Fidelity Blue Chip Value Fund-Default
Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	13.83%
Annual Return 2013	35.64%
Annual Return 2014	13.19%
Annual Return 2015	(1.96%)
Annual Return 2016	11.19%
Annual Return 2017	14.87%
Annual Return 2018	(8.65%)
Annual Return 2019	21.71%
Annual Return 2020	(4.72%)
Annual Return 2021	25.04%